INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Years Ended December 31,
	2018	2017
	$	$
Net loss for the year	(664,762)	(61,287)

Expected Income tax recovery based on statutory rate	(176,000)	(16,000)
Adjustment to expected income tax benefit
Permanent differences	(17,000)	(77,000)
other	651,000	2,000
Change in unrecognized deferred tax asset	(458,000)	91,000
Income tax expense	-	-

Disclosure of deferred taxes [Table Text Block]
	Years Ended December 31,
	2018	2017

Non-capital losses carried forward	12,562,000	15,953,000
Financing costs - Canada	-	7,000
Fixed assets - Canada	189,000	255,000
Other - Canada	111,000	-
Capital loss carry-forwards -Canada	3,850,000	-
Exploration and evaluation properties - Congo	31,466,000	31,242,000
Total	48,178,000	47,457,000

Disclosure of detailed information about non-capital losses available explanatory [Table Text Block]
2023	$25,000
2024	82,000
2025	158,000
2026	250,000
2027	126,000
2028	190,000
2029	644,000
2030	1,453,000
2031	2,478,000
2032	2,091,000
2033	1,860,000
2034	832,000
2035	535,000
2036	585,000
2037	517,000
2038	736,000
$12,562,000